Incorporated herein by reference is a supplement to the prospectus of MFS Latin American Equity Fund, a series of MFS Series Trust VII (File No. 002-68918), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on September 16, 2013 (SEC Accession No. 0000912938-13-000326).